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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          12 East 49th Street, 22nd Floor
          New York, NY 10017

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY           May 15, 2012
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                62
                                                 --------

Form 13F Information Table Value Total:          $973,077
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                              Quarter ended March 31, 2012



        COLUMN 1               COLUMN 2          COLUMN 3  COLUMN 4           COLUMN 5    COLUMN 6 COLUMN 7       COLUMN 8
                                                            VALUE       SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS        CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC. MNGR    SOLE     SHARED   NONE
-----------------------   -------------------   ---------  --------    ---------  ---  ----  ----  ---- ----------  ------   ----
AERCAP HOLDINGS NV        SHS                   N00985106  $ 14,110    1,270,000  SH         SOLE        1,270,000
ACTIVISION BLIZZARD INC   COM                   00507V109  $ 21,345    1,665,000  SH         SOLE        1,665,000
ANN INC                   COM                   035623107  $ 12,172      425,000  SH         SOLE          425,000
APACHE CORP               COM                   037411105  $ 17,577      175,000  SH         SOLE          175,000
APPLE INC                 COM                   037833100  $ 14,687       24,500  SH         SOLE           24,500
ASML HOLDING N V          NY REG SHS            N07059186  $ 12,410      247,500  SH         SOLE          247,500
BABCOCK & WILCOX CO NEW   COM                   05615F102  $ 22,016      855,000  SH         SOLE          855,000
BABCOCK & WILCOX CO       COM                   05615F102  $  4,378      170,000  SH   CALL  SOLE          170,000
BARRETT BILL CORP         COM                   06846N104  $  2,601      100,000  SH   PUT   SOLE          100,000
BARRICK GOLD CORP         COM                   067901108  $  4,348      100,000  SH   PUT   SOLE          100,000
CELANESE CORP DEL         COM SER A             150870103  $ 23,321      505,000  SH         SOLE          505,000
CHEMED CORP NEW           COM                   16359R103  $ 13,946      222,500  SH         SOLE          222,500
CLEARWATER PAPER CORP     COM                   18538R103  $ 11,624      350,000  SH         SOLE          350,000
COMCAST CORP NEW          CL A SPL              20030N200  $ 16,378      555,000  SH         SOLE          555,000
COSTCO WHSL CORP NEW      COM                   22160K105  $  9,761      107,500  SH         SOLE          107,500
CSX CORP                  COM                   126408103  $ 10,114      470,000  SH         SOLE          470,000
D R HORTON INC            COM                   23331A109  $ 17,825    1,175,000  SH         SOLE        1,175,000
D R HORTON INC            NOTE 2.00% 5/15/14    23331ABB4  $ 14,273   11,000,000  PRN        SOLE       11,000,000
EAGLE MATERIALS INC       COM                   26969P108  $ 16,854      485,000  SH         SOLE          485,000
EXXON MOBIL CORP          COM                   30231G102  $ 17,780      205,000  SH         SOLE          205,000
HOLLYFRONTIER CORP        COM                   436106108  $ 13,664      425,000  SH         SOLE          425,000
GAMESTOP CORP NEW         CL A                  36467W109  $ 44,772    2,050,000  SH         SOLE        2,050,000
GAMESTOP CORP NEW         CL A                  36467W109  $ 21,349      977,500  SH   CALL  SOLE          977,500
GENERAL MTRS CO           COM                   37045V100  $ 11,030      430,000  SH         SOLE          430,000
GEORGIA GULF CORP         COM PAR$0.01 NEW      373200302  $  9,854      282,500  SH         SOLE          282,500
HECKMANN CORP             COM                   422680108  $  1,940      450,000  SH   PUT   SOLE          450,000
HORMEL FOODS CORP         COM                   440452100  $ 10,332      350,000  SH         SOLE          350,000
INTERNATIONAL FLAVORS
& FRAGRANCES              COM                   459506101  $  9,523      162,500  SH         SOLE          162,500
INTERNATIONAL BUSINESS
MACHS CORP                COM                   459200101  $ 12,310       59,000  SH         SOLE           59,000
INTEL CORP                COM                   458140100  $ 38,370    1,365,000  SH         SOLE        1,365,000
JETBLUE AIRWAYS CORP      COM                   477143101  $ 19,193    3,925,000  SH         SOLE        3,925,000
JETBLUE AIRWAYS CORP      DBCV 6.75% 10/15/39   477143AF8  $ 12,620   10,250,000  PRN        SOLE       10,250,000
JPMORGAN CHASE & CO       COM                   46625H100  $ 31,381      682,500  SH         SOLE          682,500
LENNAR CORP               CL A                  526057104  $ 12,775      470,000  SH         SOLE          470,000
MACYS INC                 COM                   55616P104  $ 24,434      615,000  SH         SOLE          615,000
MARATHON PETE CORP        COM                   56585A102  $ 14,526      335,000  SH         SOLE          335,000
MARKET VECTORS ETF TRUST  OIL SVCS ETF          57060U191  $ 12,186      300,000  SH   PUT   SOLE          300,000
MICRON TECHNOLOGY INC     NOTE 1.875% 06/01/14  595112AH6  $ 12,510   12,250,000  PRN        SOLE       12,250,000
MICRON TECHNOLOGY INC     COM                   595112103  $ 14,864    1,835,000  SH         SOLE        1,835,000
MICRON TECHNOLOGY INC     COM                   595112103  $ 13,770    1,700,000  SH   CALL  SOLE        1,700,000
MICROSOFT CORP            COM                   594918104  $ 42,570    1,320,000  SH         SOLE        1,320,000
NABORS INDUSTRIES LTD     SHS                   G6359F103  $  3,498      200,000  SH   PUT   SOLE          200,000
NEWMONT MINING CORP       COM                   651639106  $  2,564       50,000  SH   PUT   SOLE           50,000
NOKIA CORP                SPONSORED ADR         654902204  $ 12,627    2,300,000  SH         SOLE        2,300,000
NEWS CORP                 CL A                  65248E104  $ 18,115      920,000  SH         SOLE          920,000
PFIZER INC                COM                   717081103  $ 39,089    1,725,000  SH         SOLE        1,725,000
RADVISION LTD             ORD                   M81869105  $ 17,563    1,499,800  SH         SOLE        1,499,800
RANGE RES CORP            COM                   75281A109  $  9,593      165,000  SH         SOLE          165,000
SCHLUMBERGER LTD          COM                   806857108  $ 13,636      195,000  SH   PUT   SOLE          195,000
SEAGATE TECHNOLOGY PLC    SHS                   G7945M107  $ 19,269      715,000  SH         SOLE          715,000
SOUTH JERSEY INDS INC     COM                   838518108  $ 11,509      230,000  SH         SOLE          230,000
SPDR GOLD TRUST           GOLD SHS              78463V107  $ 16,214      100,000  SH   PUT   SOLE          100,000
SYMMETRY MED INC          COM                   871546206  $ 12,514    1,770,000  SH         SOLE        1,770,000
TEVA PHARMACEUTICAL
INDS LTD                  ADR                   881624209  $ 30,866      685,000  SH         SOLE          685,000
TOLL BROTHERS INC         COM                   889478103  $ 18,232      760,000  SH         SOLE          760,000
TREX CO INC               COM                   89531P105  $  4,575      142,600  SH         SOLE          142,600
UNITED CONTL HLDGS INC    COM                   910047109  $ 13,760      640,000  SH         SOLE          640,000
US BANCORP DEL            COM NEW               902973304  $ 15,682      495,000  SH         SOLE          495,000
VEECO INSTRS INC DEL      COM                   922417100  $ 17,160      600,000  SH         SOLE          600,000
WELLPOINT INC             COM                   94973V107  $  9,779      132,500  SH         SOLE          132,500
WESTERN DIGITAL CORP      COM                   958102105  $ 16,556      400,000  SH         SOLE          400,000
WUXI PHARMATECH
CAYMAN INC                SPONS ADR SHS         929352102  $  8,783      609,900  SH         SOLE          609,900

Total Fair Market Value (in thousands)                     $973,077
